INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$ 4,490	$ 4,992
Research and development	2,865	2,216
Intangible assets	2,543	1,480
Other temporary differences mainly relating to reserve and allowances	624	718
Deferred tax assets, before valuation allowance	10,522	9,406
Valuation allowance	4,351	4,992
Total deferred tax assets, net	6,171	4,414
Total deferred tax asset, net	6,171	4,414
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	1,050	950
Total deferred tax asset, net	1,050	950
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	5,121	3,464
Total deferred tax asset, net	$ 5,121	$ 3,464